T. ROWE PRICE High Yield Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  3.2% (1)
Broadcasting  0.2%
iHeartCommunications , FRN, 1M TSFR + 5.78%, 9.576%,
5/1/29  4,194 3,714
Townsquare Media, FRN, 3M TSFR + 5.00%, 8.723%, 2/19/30  9,338 6,823
10,537
Cable Operators  0.4%
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 6.45%, 4/15/27  21,036 12,411
Radiate Holdco, FRN, 1M TSFR + 4.00%, 4.593%, 6/26/29 (2) 2,573 2,570
Radiate Holdco, FRN, 1M TSFR + 3.50%, 8.801%, 9/25/29
(1.50% PIK and 1M TSFR + 3.50% Cash) (3) 15,260 13,422
28,403
Diversified Chemicals  0.1%
INEOS U.S. Finance, FRN, 1M TSFR + 5.00%, 8.686%, 6/25/32  4,315 3,991
3,991
Financial  0.4%
CRC Insurance Group, FRN, 3M TSFR + 4.75%, 8.482%,
5/6/32  23,726 22,742
22,742
Healthcare  0.7%
Hopper Merger Sub, FRN, 3M TSFR + 5.00%, 8.745%,
1/5/34 (4) 45,120 44,330
44,330
Information Technology  0.3%
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.436%, 11/22/32  21,214 20,524
20,524
Other Telecommunications  0.3%
Coreweave Financing, FRN, 1M TSFR + 5.50%, 4.445%,
9/1/31 (2) 7,383 7,402
VCI Asset Holdings 1, 10.00%, 11/20/30  7,189 7,579
VCI Asset Holdings 3, 6.875%, 4/24/31  3,876 3,898
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 7.801%,
3/11/30 (1.00% PIK and 1M TSFR + 3.00% Cash) (3) 2,468 2,470
21,349
Satellites  0.2%
Galileo Parent, FRN, 3M TSFR + 4.50%, 8.118%, 3/3/33  16,060 16,127
16,127
Utilities  0.2%
Resilience, FRN, 3M TSFR + 5.25%, 8.982%, 2/27/34 (4) 13,961 13,828
13,828

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wireless Communications  0.4%
Asurion, FRN, 3M TSFR + 5.25%, 9.334%, 1/20/29  27,351 27,375
27,375
Total Bank Loans (Cost $220,401) 209,206
COMMON STOCKS  0.5%
Building & Construction  0.1%
Louisiana-Pacific  44 3,128
3,128
Gaming  0.0%
New Cotai Participation, Class B (4)(5)(6) — —
—
Health Care  0.2%
Bausch + Lomb (6)(7) 837 14,632
14,632
Manufacturing  0.2%
Enpro 19 5,511
JBT Marel 50 5,803
11,314
Retail  0.0%
QXO (6)(7) 161 2,135
2,135
Total Common Stocks (Cost $35,899) 31,209
CONVERTIBLE BONDS  0.2%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29 (7) 7,348 8,440
8,440
Cable Operators  0.1%
Cable One, 1.125%, 3/15/28  7,780 3,454
3,454
Total Convertible Bonds (Cost $14,457) 11,894

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.7%
Aerospace & Defense  0.1%
Boeing, 6.00%, 10/15/27  142 9,186
9,186
Electric Utilities  0.2%
Southern, Series A, 7.125%, 12/15/28  201 9,620
9,620
Forest Products  0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27,
Acquisition Date: 5/24/10 - 3/31/25, Cost $16 (4)(6)(8) 49 —
—
Information Technology  0.1%
Alphabet, Series A, 6.25%, 5/15/29  55 2,666
Alphabet, Series B, 6.25%, 5/15/29  55 2,641
5,307
Insurance  0.3%
Acrisure , Series A-2, Acquisition Date: 5/20/25, Cost $16,700 (4)
(6)(8) 694 21,929
21,929
Total Convertible Preferred Stocks (Cost $39,320) 46,042
CORPORATE BONDS  89.7%
Aerospace & Defense  2.6%
TransDigm , 6.00%, 1/15/33 (5) 10,400 10,410
TransDigm , 6.125%, 7/31/34 (5) 20,760 20,530
TransDigm , 6.25%, 1/31/34 (5) 6,175 6,245
TransDigm , 6.375%, 5/31/33 (5) 16,490 16,543
TransDigm , 6.625%, 3/1/32 (5) 24,585 25,099
TransDigm , 6.75%, 1/31/34 (5) 20,145 20,461
TransDigm , 6.875%, 12/15/30 (5) 46,963 48,158
TransDigm , 7.125%, 12/1/31 (5) 19,017 19,667
167,113
Automotive  4.2%
Adient Global Holdings, 8.25%, 4/15/31 (5)(7) 22,150 23,079
Advance Auto Parts, 7.00%, 8/1/30 (5) 22,500 22,991
Advance Auto Parts, 7.375%, 8/1/33 (5)(7) 16,715 17,137
Belron U.K. Finance, 5.75%, 10/15/29 (5) 8,020 8,052
Clarios Global, 6.75%, 9/15/32 (5) 20,325 20,702
Cyprium , 6.125%, 4/15/31 (5) 6,280 6,283

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cyprium , 6.375%, 4/15/34 (5) 9,950 9,865
Group 1 Automotive, 4.00%, 8/15/28 (5) 7,711 7,518
Nissan Motor, 7.50%, 7/17/30 (5) 6,940 7,127
Nissan Motor, 7.75%, 7/17/32 (5) 6,835 7,091
Nissan Motor, 8.125%, 7/17/35 (5) 8,160 8,666
Nissan Motor Acceptance, 6.125%, 9/30/30 (5) 20,150 19,796
Nissan Motor Acceptance, 7.05%, 9/15/28 (5) 5,855 5,974
Rivian Holdings, 10.00%, 1/15/31 (5) 56,045 57,404
Tenneco, 8.00%, 11/17/28 (5) 520 522
Wand NewCo 3, 7.625%, 1/30/32 (5) 23,915 24,318
ZF North America Capital, 7.50%, 3/24/31 (5) 25,345 25,987
272,512
Beverages  0.1%
Primo Water Holdings, 6.25%, 4/1/29 (5) 8,472 8,502
8,502
Broadcasting  4.9%
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (5) 8,870 9,137
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (5) 8,865 9,337
CMG Media, 8.875%, 6/18/29 (5)(7) 36,655 28,123
Discovery Global Holdings, 5.05%, 3/15/42  42,285 30,852
E.W. Scripps, 9.875%, 8/15/30 (5)(7) 6,845 6,187
Gray Media, 5.375%, 11/15/31 (5) 10,594 8,235
Gray Media, 9.625%, 7/15/32 (5) 16,465 16,898
iHeartCommunications , 9.125%, 5/1/29 (5) 9,700 8,771
Lamar Media, 4.00%, 2/15/30  1,855 1,770
Lamar Media, 4.875%, 1/15/29  13,580 13,453
Neptune Bidco U.S., 9.29%, 4/15/29 (5) 14,282 14,633
Neptune Bidco U.S., 9.50%, 2/15/33 (5) 6,025 6,184
Neptune Bidco U.S., 10.375%, 5/15/31 (5) 37,345 39,246
Nexstar Media, 6.50%, 9/15/33 (5) 13,280 13,338
Nexstar Media, 7.25%, 4/15/34 (5) 13,280 13,452
Paramount Global, 4.20%, 5/19/32  7,285 6,344
Paramount Global, 6.875%, 4/30/36 (7) 6,750 6,275
Sirius XM Radio, 5.875%, 4/15/32 (5) 33,140 32,682
Stagwell Global, 5.625%, 8/15/29 (5) 13,330 12,989
Univision Communications, 8.50%, 7/31/31 (5) 17,410 17,575
Univision Communications, 9.375%, 8/1/32 (5) 20,105 20,550
316,031
Building & Real Estate  1.0%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (5) 4,400 4,406
Howard Hughes, 4.125%, 2/1/29 (5) 16,570 16,047
Howard Hughes, 4.375%, 2/1/31 (5) 8,895 8,396
Howard Hughes, 5.875%, 3/1/32 (5) 13,500 13,260

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Howard Hughes, 6.125%, 3/1/34 (5) 24,495 24,047
66,156
Building Products  2.0%
Builders FirstSource , 6.375%, 6/15/32 (5) 6,425 6,444
Builders FirstSource , 6.375%, 3/1/34 (5) 10,505 10,402
Builders FirstSource , 6.75%, 5/15/35 (5) 6,875 6,870
CP Atlas Buyer, 9.75%, 7/15/30 (5)(7) 8,295 7,290
Miter Brands Acquisition Holdco, 6.75%, 4/1/32 (5) 16,345 16,197
New Enterprise Stone & Lime, 5.25%, 7/15/28 (5) 15,500 15,433
Quikrete Holdings, 6.375%, 3/1/32 (5) 32,405 32,789
Quikrete Holdings, 6.75%, 3/1/33 (5) 30,702 31,154
126,579
Cable Operators  4.5%
CCO Holdings, 4.50%, 6/1/33 (5)(7) 18,625 16,123
CCO Holdings, 4.75%, 2/1/32 (5)(7) 5,555 4,979
CCO Holdings, 7.00%, 2/1/33 (5)(7) 29,875 29,181
CCO Holdings, 7.375%, 3/1/31 (5)(7) 40,430 40,913
CCO Holdings, 7.375%, 2/1/36 (5)(7) 9,845 9,516
Charter Communications Operating, 6.484%, 10/23/45  13,875 12,330
CSC Holdings, 6.50%, 2/1/29 (5) 10,291 5,463
CSC Holdings, 7.50%, 4/1/28 (5) 17,895 4,122
CSC Holdings, 11.25%, 5/15/28 (5)(7) 12,205 6,801
CSC Holdings, 11.75%, 1/31/29 (5) 22,365 12,297
Directv Financing, 10.00%, 2/15/31 (5) 26,610 28,170
DISH DBS, 5.25%, 12/1/26 (5)(6) 2,681 2,674
DISH DBS, 5.75%, 12/1/28 (5)(6) 26,707 26,318
DISH DBS, 7.375%, 7/1/28 (6) 19,860 19,560
EchoStar, 10.75%, 11/30/29  53,140 57,418
Midcontinent Communications, 8.00%, 8/15/32 (5) 14,871 12,927
288,792
Chemicals  4.6%
Avient , 6.25%, 11/1/31 (5) 6,740 6,834
Avient , 7.125%, 8/1/30 (5) 27,075 27,526
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (5) 7,665 7,936
Bond U.S. Bidco 1, 7.125%, 6/15/33 (5) 26,542 26,972
Celanese U.S. Holdings, 7.00%, 2/15/31  6,620 6,805
Celanese U.S. Holdings, 7.55%, 11/15/30  6,560 6,946
Celanese U.S. Holdings, 7.70%, 11/15/33  28,385 30,309
CVR Partners, 6.125%, 6/15/28 (5) 31,144 31,187
FMC, 8.00%, 6/1/31 (5) 13,600 14,109
GPD, 12.50%, 12/31/29, (10.125%-12.50% Cash and up to
2.375% PIK) (3)(5) 53 35
Methanex, 5.25%, 12/15/29  7,200 7,160

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Methanex, 5.65%, 12/1/44  5,789 5,148
Methanex U.S. Operations, 6.25%, 3/15/32 (5) 7,900 8,000
Nouryon Finance, 6.125%, 7/15/31 (EUR) (5) 3,500 4,140
Qnity Electronics, 5.75%, 8/15/32 (5) 11,230 11,182
Qnity Electronics, 6.25%, 8/15/33 (5) 4,760 4,796
SCIH Salt Holdings, 6.625%, 8/15/31 (5) 19,200 19,395
SCIH Salt Holdings, 8.00%, 8/15/32 (5)(7) 9,405 9,516
Windsor Holdings III, 8.50%, 6/15/30 (5) 26,830 27,998
WR Grace Holdings, 5.625%, 8/15/29 (5) 14,320 13,619
WR Grace Holdings, 7.00%, 8/1/33 (5) 25,565 24,767
WR Grace Holdings, 7.375%, 3/1/31 (5) 6,285 6,291
300,671
Consumer Products  2.2%
ADI Global Distribution Funding, 7.125%, 7/15/34 (5) 6,470 6,681
Newell Brands, 6.25%, 8/15/31 (5) 15,970 16,011
Newell Brands, 6.375%, 5/15/30 (7) 17,590 17,837
Newell Brands, 6.625%, 5/15/32 (7) 9,405 9,618
Newell Brands, 8.50%, 6/1/28 (5) 15,683 16,353
OAK-Eagle Acquireco , 7.25%, 7/1/33 (5) 29,465 30,648
OAK-Eagle Acquireco , 8.75%, 7/1/34 (5) 22,710 24,115
Prestige Brands, 6.25%, 7/15/34 (5) 8,315 8,336
Under Armour , 7.25%, 7/15/30 (5) 13,025 13,117
142,716
Container  0.7%
Sealed Air, 6.875%, 7/15/33 (5) 27 26
Sword Purchaser, 8.25%, 4/15/33 (5) 32,865 33,998
Trident TPI Holdings, 12.75%, 12/31/28 (5) 6,680 6,680
Trivium Packaging Finance, 8.25%, 7/15/30 (5) 4,089 4,331
45,035
Energy  10.8%
Aethon United BR, 7.50%, 10/1/29 (5) 14,830 15,404
AmeriGas Partners, 6.875%, 6/1/31 (5) 10,130 10,122
AmeriGas Partners, 9.50%, 6/1/30 (5) 9,300 9,881
Breakwater Energy Holdings, 9.25%, 11/15/30 (5) 13,635 14,531
Comstock Resources, 5.875%, 1/15/30 (5) 13,780 13,209
Comstock Resources, 6.75%, 3/1/29 (5) 24,010 23,788
Crescent Energy Finance, 7.375%, 1/15/33 (5) 25,743 26,274
Crescent Energy Finance, 7.625%, 4/1/32 (5) 25,040 25,727
Ferrellgas, 5.875%, 4/1/29 (5) 10,105 9,968
Ferrellgas, 9.25%, 1/15/31 (5) 6,365 6,737
Gulfport Energy Operating, 6.75%, 9/1/29 (5) 11,420 11,631
Hilcorp Energy I, 7.25%, 2/15/35 (5) 29,625 29,819
Hilcorp Energy I, 8.375%, 11/1/33 (5) 25,386 26,914

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Kinetik Holdings, 5.875%, 6/15/30 (5) 22,845 22,956
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (5) 13,840 14,180
Matador Resources, 6.00%, 4/15/34 (5) 20,350 19,912
Matador Resources, 6.50%, 4/15/32 (5) 9,570 9,661
NGL Energy Operating, 8.125%, 2/15/29 (5) 7,515 7,753
NGL Energy Operating, 8.375%, 2/15/32 (5) 23,690 24,825
Occidental Petroleum, 7.95%, 6/15/39  555 645
Permian Resources Operating, 6.25%, 2/1/33 (5) 11,160 11,338
Permian Resources Operating, 7.00%, 1/15/32 (5) 12,410 12,821
Range Resources, 4.75%, 2/15/30 (5) 6,965 6,809
SM Energy, 8.625%, 11/1/30 (5) 16,761 17,586
SM Energy, 8.75%, 7/1/31 (5) 10,345 10,817
SM Energy, 9.625%, 6/15/33 (5) 13,000 14,329
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (9) 15,510 16,266
Sunoco, 7.00%, 5/1/29 (5) 5,680 5,826
Sunoco, 7.25%, 5/1/32 (5) 22,393 23,164
Sunoco, VR, 7.875% (5)(9)(10) 29,880 30,840
Tallgrass Energy Partners, 6.00%, 12/31/30 (5) 15,190 15,169
Tallgrass Energy Partners, 6.00%, 9/1/31 (5) 4,005 3,960
Tallgrass Energy Partners, 7.375%, 2/15/29 (5) 13,660 14,020
Transocean Aquila, 8.00%, 9/30/28 (5) 4,431 4,523
Transocean International, 6.80%, 3/15/38  4,745 4,503
Transocean International, 7.875%, 10/15/32 (5) 7,375 7,743
Transocean International, 8.25%, 5/15/29 (5) 5,680 5,898
Transocean International, 8.50%, 5/15/31 (5)(7) 7,195 7,563
Transocean International, 8.75%, 2/15/30 (5) 22,846 23,758
Valaris , 8.375%, 4/30/30 (5) 10,545 10,955
Venture Global LNG, 9.875%, 2/1/32 (5) 6,240 6,648
Venture Global LNG, VR, 9.00% (5)(7)(9)(10) 41,205 41,725
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (5) 23,490 24,286
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (5) 12,985 13,668
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (5) 5,580 6,059
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (5) 17,390 19,317
WBI Operating, 6.25%, 10/15/30 (5) 6,705 6,732
WBI Operating, 6.50%, 10/15/33 (5) 6,705 6,730
696,990
Entertainment & Leisure  1.7%
Carnival, 6.125%, 2/15/33 (5)(7) 12,240 12,266
Cinemark USA, 5.25%, 7/15/28 (5) 14,075 14,042
Cinemark USA, 7.00%, 8/1/32 (5) 8,320 8,570
NCL, 7.75%, 2/15/29 (5) 9,225 9,593
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (5) 25,270 24,659

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Six Flags Entertainment, 6.625%, 5/1/32 (5) 7,260 7,347
Six Flags Entertainment, 7.25%, 5/15/31 (5)(7) 34,538 34,092
110,569
Financial  9.5%
Acrisure , 7.50%, 11/6/30 (5) 20,945 19,275
Acrisure , 8.25%, 2/1/29 (5) 11,370 10,386
Acrisure , 8.50%, 6/15/29 (5) 10,985 9,956
Alliant Holdings Intermediate, 7.00%, 1/15/31 (5) 40,903 41,537
Alliant Holdings Intermediate, 7.375%, 10/1/32 (5) 16,780 16,995
Blackstone Mortgage Trust, 7.75%, 12/1/29 (5) 3,955 4,098
Cobra AcquisitionCo , 6.375%, 11/1/29 (5) 14,180 12,396
Cobra AcquisitionCo , 12.25%, 11/1/29 (5) 9,615 9,785
CRC Insurance Group, 7.125%, 6/1/31 (5) 22,805 22,824
Focus Financial Partners, 6.75%, 9/15/31 (5) 9,944 9,887
Focus Financial Partners, 7.25%, 9/15/31 (5) 10,000 10,111
HUB International, 7.25%, 6/15/30 (5) 22,790 23,467
HUB International, 7.375%, 1/31/32 (5) 26,245 26,934
Jerrold Finco , 7.50%, 6/15/31 (GBP)  4,660 6,411
Jones Deslauriers Insurance Management, 6.875%, 10/1/33 (5)
(7) 10,115 9,544
Jones Deslauriers Insurance Management, 7.25%, 10/1/33
(CAD) (5) 7,385 5,162
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (5) 19,890 20,524
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (5) 12,345 12,101
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (5) 37,775 37,846
Navient, 5.625%, 8/1/33 (7) 34,363 29,670
Navient, 7.875%, 6/15/32 (7) 13,370 12,993
Navient, 9.375%, 7/25/30  35,590 37,371
Navient, 9.375%, 10/15/31  20,200 20,724
Navient, 11.50%, 3/15/31  18,855 20,371
OneMain Finance, 6.125%, 5/15/30  6,540 6,512
OneMain Finance, 6.75%, 9/15/33  10,305 10,156
OneMain Finance, 7.125%, 11/15/31  10,000 10,143
OneMain Finance, 7.125%, 3/15/34  12,965 12,960
OneMain Finance, 7.50%, 5/15/31  18,980 19,490
OneMain Finance, 7.875%, 3/15/30  335 347
PennyMac Financial Services, 6.875%, 2/15/33 (5) 9,249 8,786
PennyMac Financial Services, 7.125%, 11/15/30 (5) 16,475 16,550
PennyMac Financial Services, 7.875%, 12/15/29 (5) 15,195 15,683
PROG Holdings, 6.00%, 11/15/29 (5) 20,995 20,664
Rocket, 6.125%, 8/1/30 (5) 9,220 9,344
Rocket, 6.375%, 8/1/33 (5) 9,565 9,689
United Wholesale Mortgage, 5.50%, 4/15/29 (5) 9,450 8,905
USI, 7.50%, 1/15/32 (5) 11,325 11,807

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
UWM Holdings, 6.25%, 3/15/31 (5) 12,035 10,746
UWM Holdings, 6.625%, 2/1/30 (5) 13,595 12,720
614,870
Food  0.8%
B&G Foods, 8.00%, 9/15/28 (5)(7) 6,815 6,757
BellRing Brands, 7.00%, 3/15/30 (5) 6,770 6,702
Chobani, 7.625%, 7/1/29 (5) 13,330 13,699
Darling Ingredients, 6.00%, 6/15/30 (5) 13,975 14,046
Post Holdings, 6.25%, 2/15/32 (5) 8,215 8,293
49,497
Forest Products  0.4%
Cascades, 5.375%, 1/15/28 (5) 11,250 11,239
Graphic Packaging International, 3.75%, 2/1/30 (5)(7) 9,355 8,784
Graphic Packaging International, 6.375%, 7/15/32 (5)(7) 7,785 7,880
27,903
Gaming  2.2%
Caesars Entertainment, 7.00%, 2/15/30 (5) 13,805 13,885
Churchill Downs, 5.75%, 4/1/30 (5) 19,965 19,975
Churchill Downs, 6.75%, 5/1/31 (5) 14,455 14,688
Light & Wonder International, 6.25%, 10/1/33 (5) 9,180 9,155
Light & Wonder International, 7.25%, 11/15/29 (5) 20,310 20,620
Light & Wonder International, 7.50%, 9/1/31 (5) 6,775 7,025
Ontario Gaming GTA, 8.00%, 8/1/30 (5) 7,080 7,102
Penn Entertainment, 6.75%, 4/1/31 (5) 16,910 16,966
Rivers Enterprise Borrower, 6.25%, 10/15/30 (5) 6,690 6,777
Scientific Games Holdings, 6.625%, 3/1/30 (5) 6,775 4,457
Voyager Parent, 9.25%, 7/1/32 (5) 18,429 19,731
140,381
Health Care  7.5%
1261229 B.C., 10.00%, 4/15/32 (5) 49,170 51,075
Amneal Pharmaceuticals, 6.875%, 8/1/32 (5) 5,020 5,208
AthenaHealth Group, 6.50%, 2/15/30 (5) 29,130 28,470
Bausch + Lomb, 8.375%, 10/1/28 (5) 12,425 12,746
CHS, 6.125%, 4/1/30 (5)(7) 11,810 10,097
CHS, 9.75%, 1/15/34 (5) 19,910 20,324
CHS, 10.875%, 1/15/32 (5) 14,626 15,522
Concentra Health Services, 6.875%, 7/15/32 (5) 6,495 6,726
DaVita, 6.875%, 9/1/32 (5) 19,935 20,414
Encompass Health, 5.875%, 6/1/34 (5) 9,145 9,100
IQVIA, 6.25%, 6/1/32 (5) 19,860 20,235
LifePoint Health, 7.00%, 5/1/34 (5) 33,730 31,707
LifePoint Health, 9.875%, 8/15/30 (5) 2,275 2,394
LifePoint Health, 10.00%, 6/1/32 (5)(7) 56,184 54,416

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Medline Borrower, 5.25%, 10/1/29 (5) 19,835 19,727
Medline Borrower, 6.25%, 4/1/29 (5) 22,932 23,300
Molina Healthcare, 6.50%, 2/15/31 (5) 13,490 13,703
MPT Operating Partnership, 8.50%, 2/15/32 (5) 10,745 10,892
Opal Bidco , 6.50%, 3/31/32 (5) 24,695 24,954
Radiology Partners, 8.50%, 7/15/32 (5) 7,130 7,308
Star Parent, 9.00%, 10/1/30 (5) 15,090 15,845
Tenet Healthcare, 6.00%, 11/15/33 (5)(7) 9,160 9,185
Tenet Healthcare, 6.125%, 10/1/28  31,490 31,509
Tenet Healthcare, 6.125%, 6/15/30  19,723 19,858
Tenet Healthcare, 6.75%, 5/15/31  10,380 10,600
Tenet Healthcare, 6.875%, 11/15/31  4,669 4,963
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  8,095 8,647
488,925
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%, 9/30/32 (7) 6,425 6,297
6,297
Information Technology  3.3%
Carvana, 9.00%, 6/1/31, (9.00% Cash) (3)(5) 44,065 48,628
Cloud Software Group, 9.00%, 9/30/29 (5) 31,735 31,806
Entegris , 5.95%, 6/15/30 (5) 32,655 32,938
Match Group Holdings II, 3.625%, 10/1/31 (5) 13,070 11,784
Match Group Holdings II, 4.125%, 8/1/30 (5) 23,310 21,952
Match Group Holdings II, 4.625%, 6/1/28 (5) 7,875 7,780
Match Group Holdings II, 5.625%, 2/15/29 (5) 4,003 3,996
Match Group Holdings II, 6.125%, 9/15/33 (5) 14,380 14,162
McAfee, 7.375%, 2/15/30 (5)(7) 28,790 26,090
Wolfspeed , 13.875%, 6/23/30, (9.875% Cash and 4.00% PIK
until 6/23/26 then 13.875% cash until maturity) (3)(5) 15,044 16,518
215,654
Lodging  1.1%
Hilton Domestic Operating, 4.00%, 5/1/31 (5) 12,215 11,484
Hilton Domestic Operating, 5.875%, 3/15/33 (5)(7) 9,090 9,121
Hilton Domestic Operating, 6.125%, 4/1/32 (5) 7,450 7,538
Park Intermediate Holdings, 5.875%, 10/1/28 (5) 8,470 8,457
Park Intermediate Holdings, 7.00%, 2/1/30 (5) 5,020 5,137
RHP Hotel Properties, 5.75%, 3/15/34 (5) 6,380 6,288
RHP Hotel Properties, 6.50%, 6/15/33 (5) 9,530 9,716
RHP Hotel Properties, 7.25%, 7/15/28 (5) 65 66
Wyndham Hotels & Resorts, 5.625%, 3/1/33 (5) 10,655 10,440
68,247
Manufacturing  1.4%
Arcosa , 6.875%, 8/15/32 (5) 4,820 4,984

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Enpro , 6.125%, 6/1/33 (5) 9,945 9,993
Madison IAQ, 4.125%, 6/30/28 (5) 15,330 15,103
Madison IAQ, 5.875%, 6/30/29 (5) 17,005 16,975
Mueller Water Products, 4.00%, 6/15/29 (5) 18,705 18,024
Sensata Technologies, 4.00%, 4/15/29 (5) 3,328 3,229
Sensata Technologies, 5.875%, 9/1/30 (5) 11,745 11,815
Stevens Holding, 6.125%, 10/1/26 (5) 7,410 7,497
87,620
Media & Entertainment  0.2%
Discovery Global Holdings, 4.279%, 3/15/32  13,930 12,747
12,747
Metals & Mining  2.8%
Arsenal AIC Parent, 8.00%, 10/1/30 (5) 20,890 21,717
Arsenal AIC Parent, 11.50%, 10/1/31 (5) 13,085 13,882
ATI, 5.875%, 6/15/33  5,115 5,166
ATI, 7.25%, 8/15/30  6,247 6,476
Champion Iron Canada, 7.875%, 7/15/32 (5) 6,580 6,708
Cleveland-Cliffs, 7.00%, 3/15/32 (5) 9,040 9,137
Cleveland-Cliffs, 7.375%, 5/1/33 (5) 10,660 10,862
Cleveland-Cliffs, 7.50%, 9/15/31 (5) 12,020 12,345
Constellium , 6.375%, 8/15/32 (5) 6,685 6,736
ERO Copper, 6.50%, 2/15/30 (5)(7) 225 225
Hudbay Minerals, 6.125%, 4/1/29 (5) 14,765 14,825
Hybar , 7.375%, 7/1/34 (5) 26,430 26,923
Mineral Resources, 6.00%, 5/1/32 (5) 10,650 10,510
Mineral Resources, 7.00%, 4/1/31 (5) 6,135 6,320
Novelis, 4.75%, 1/30/30 (5) 7,080 6,838
WS Escrow, 7.75%, 6/1/33 (5) 24,677 25,696
184,366
Other Telecommunications  6.3%
APLD ComputeCo 2, 6.75%, 3/15/31 (5) 19,790 19,031
Big Sky Funding, Series B, 8.50%, 10/20/35, Acquisition Date:
7/9/26, Cost $165 (4)(8) 165 162
Cipher Compute, 7.125%, 11/15/30 (5) 20,436 20,727
Cogent Communications Group, 7.00%, 6/15/27 (5)(7) 9,995 9,482
CoreWeave , 9.625%, 7/15/32 (5) 5,345 4,727
CoreWeave , 9.75%, 10/1/31 (5) 13,445 12,018
Edged Compute, 7.50%, 4/30/31 (5) 41,020 38,915
ELK Grove Village Property, 7.50%, 6/15/31 (5) 27,000 25,999
Flash Compute, 7.25%, 12/31/30 (5) 38,805 39,051
Iliad Holding, 8.50%, 4/15/31 (5) 2,820 2,955
Level 3 Financing, 6.875%, 6/30/33 (5) 19,655 19,972
Level 3 Financing, 7.00%, 3/31/34 (5) 40,090 41,008

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Level 3 Financing, 7.50%, 2/15/37 (5) 11,285 11,190
Meridian Arc Holdco, 6.25%, 4/30/31 (5) 31,167 29,626
PR RNO Property Owner 1, 6.50%, 5/1/31 (5) 29,480 27,312
SV RNO Property Owner 1, 5.875%, 3/1/31 (5) 15,115 13,870
Uniti Group, 8.625%, 6/15/32 (5) 10,205 10,464
Uniti Services, 7.50%, 10/15/33 (5) 13,050 13,474
WULF Compute, 7.75%, 10/15/30 (5) 26,205 27,241
Yondr JK 1, 6.875%, 6/30/31 (5) 16,610 15,556
Zayo Group Holdings, 9.25%, 3/9/30, (5.75% Cash and up to
0.5% PIK) (3)(5) 2,793 2,794
Zenith Arc, 8.875%, 8/31/31 (5) 25,800 24,906
410,480
Real Estate Investment Trust Securities  0.7%
Service Properties Trust, 8.625%, 11/15/31 (5) 31,155 32,648
Service Properties Trust, Zero Coupon, 9/30/27 (5) 13,774 13,005
45,653
Restaurants  0.3%
Yum! Brands, 5.35%, 11/1/43  7,688 7,014
Yum! Brands, 6.875%, 11/15/37  14,105 15,127
22,141
Retail  1.5%
Bath & Body Works, 6.625%, 10/1/30 (5) 9,915 10,102
Bath & Body Works, 7.50%, 6/15/29  4,571 4,630
CVS Health, VR, 6.75%, 12/10/54 (9) 12,820 13,163
CVS Health, VR, 7.00%, 3/10/55 (9) 32,140 33,137
PetSmart, 7.50%, 9/15/32 (5) 16,750 16,905
Victra Holdings, 8.75%, 9/15/29 (5)(7) 15,640 16,036
Wayfair, 7.125%, 5/31/34 (5) 5,365 5,562
99,535
Satellites  0.2%
Connect Finco , 9.00%, 9/15/29 (5) 13,655 14,293
14,293
Services  4.1%
Albion Financing 1, 7.00%, 5/21/30 (5) 19,265 19,890
Allied Universal Holdco, 6.875%, 6/15/30 (5) 5,120 5,239
Allied Universal Holdco, 7.875%, 2/15/31 (5) 20,321 21,128
Avis Budget Car Rental, 8.00%, 2/15/31 (5) 3,150 3,189
Avis Budget Car Rental, 8.25%, 1/15/30 (5)(7) 9,770 10,060
Axon Enterprise, 6.125%, 3/15/30 (5) 5,275 5,369
Axon Enterprise, 6.25%, 3/15/33 (5) 3,920 3,988
Clarivate Science Holdings, 4.875%, 7/1/29 (5) 31,580 29,731
Core & Main, 6.00%, 7/1/34 (5) 10,455 10,431
Fortress Intermediate 3, 7.50%, 6/1/31 (5) 11,335 11,591

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Gaia Purchaser, 7.625%, 7/15/33 (5) 12,800 13,067
Herc Holdings, 7.00%, 6/15/30 (5) 11,725 12,134
RB Global Holdings, 6.75%, 3/15/28 (5) 7,050 7,118
RB Global Holdings, 7.75%, 3/15/31 (5) 9,740 10,062
Sabre Financial Borrower, 11.125%, 6/15/29 (5) 9,795 10,410
Shift4 Payments, 5.50%, 5/15/33 (EUR)  12,115 13,786
Staples, 10.75%, 9/1/29 (5) 7,220 6,935
TK Elevator U.S. Newco, 5.25%, 7/15/27 (5) 3,190 3,189
UKG, 6.875%, 2/1/31 (5) 27,390 27,013
United Rentals North America, 3.75%, 1/15/32  5,365 4,920
United Rentals North America, 3.875%, 2/15/31  14,580 13,663
United Rentals North America, 6.125%, 3/15/34 (5) 7,095 7,206
Williams Scotsman, 6.625%, 6/15/29 (5) 6,345 6,452
Williams Scotsman, 7.375%, 10/1/31 (5) 8,262 8,545
265,116
Supermarkets  0.5%
Albertsons, 5.625%, 3/31/32 (5) 6,825 6,569
Albertsons, 5.75%, 3/31/34 (5) 13,760 12,939
Performance Food Group, 6.125%, 9/15/32 (5) 10,470 10,506
30,014
Transportation  0.4%
Genesee & Wyoming, 6.25%, 4/15/32 (5) 10,970 11,073
Watco , 7.125%, 8/1/32 (5) 11,525 11,884
22,957
Utilities  6.1%
AES, VR, 6.95%, 7/15/55 (9) 4,705 4,636
AES, VR, 7.60%, 1/15/55 (9) 2,180 2,226
Alpha Generation, 6.75%, 10/15/32 (5) 11,375 11,457
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  18,640 18,771
HA Sustainable Infrastructure Capital, VR, 7.125%, 11/15/56 (9) 26,666 26,873
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (9) 18,554 19,465
NRG Energy, 6.00%, 1/15/36 (5) 13,450 13,074
NRG Energy, 6.125%, 5/15/36 (5) 17,135 16,790
NRG Energy, 6.25%, 11/1/34 (5)(7) 6,375 6,348
NRG Energy, VR, 10.25% (5)(9)(10) 20,603 21,877
PG&E, VR, 6.85%, 9/15/56 (9) 17,330 16,980
PG&E, VR, 7.375%, 3/15/55 (9) 15,077 15,154
Talen Energy Supply, 6.125%, 5/1/31 (5) 17,175 17,122
Talen Energy Supply, 6.25%, 2/1/34 (5) 16,545 16,234
Talen Energy Supply, 6.50%, 2/1/36 (5) 16,545 16,232
Vistra , VR, 7.00% (5)(9)(10) 9,610 9,658
Vistra , VR, 8.00% (5)(9)(10) 40,720 40,838
Vistra , Series C, VR, 8.875% (5)(7)(9)(10) 40,332 42,953

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Vistra Operations, 7.75%, 10/15/31 (5) 23,820 24,806
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (5)(7) 6,925 7,159
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (5) 25,255 26,734
XPLR Infrastructure Operating Partners, 8.375%, 1/15/31 (5) 12,135 12,920
XPLR Infrastructure Operating Partners, 8.625%, 3/15/33 (5) 6,115 6,552
394,859
Wireless Communications  1.0%
Asurion, 8.00%, 12/31/32 (5) 31,715 31,554
Asurion, 8.375%, 2/1/34 (5) 4,525 4,079
Rogers Communications, VR, 7.00%, 4/15/55 (9) 32,220 32,448
68,081
Total Corporate Bonds (Cost $5,805,374) 5,811,302
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 48,405 34,489
Total Municipal Securities (Cost $26,731) 34,489
PREFERRED STOCKS  0.8%
Financial  0.8%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $39,715 (4)(8) 40 40,118
Navacord , Class A, Acquisition Date: 1/30/26, Cost $9,304
(CAD) (4)(6)(8) 13 9,044
Total Preferred Stocks (Cost $49,019) 49,162
SHORT-TERM INVESTMENTS  2.8%
Money Market Funds  2.8%
T. Rowe Price Government Reserve Fund, 3.72% (12)(13) 183,196 183,196
Total Short-Term Investments (Cost $183,196) 183,196

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  3.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 3.4%
Money Market Funds 3.4%
T. Rowe Price Treasury Reserve Fund, 3.72% (12)(13) 217,301 217,301
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 217,301
Total Securities Lending Collateral (Cost $217,301) 217,301
Total Investments in Securities 101.8%
(Cost $6,591,698) $ 6,593,801
Other Assets Less Liabilities (1.8)% (113,697)
Net Assets 100.0% $ 6,480,104

T. ROWE PRICE High Yield Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2026, were $5,303 and were valued at $5,311
(0.1% of net assets).
(3) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4) Level 3 in fair value hierarchy.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,022,497 and represents 77.5% of net assets.
(6) Non-income producing
(7) All or a portion of this security is on loan at August 31, 2026.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $71,253 and represents 1.1% of net assets.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies

T. ROWE PRICE High Yield Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, B3*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/30 * 505 65 31 34
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, B3*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/30 * 504 64 29 35
Total Bilateral Credit Default Swaps, Protection
Sold 60 69
Total Bilateral Swaps 60 69
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit:
Whirlpool), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/31 14,600 1,771 2,033 (262)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (262)
Total Centrally Cleared Swaps (262)
Net payments (receipts) of variation margin to date 254
Variation margin receivable (payable) on centrally cleared swaps $ (8)
* Credit ratings as of August 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(12).

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/20/26 USD 2,912 EUR 2,515 $ (19)
BNP Paribas 10/23/26 USD 9,197 GBP 6,839 (71)
BNP Paribas 11/20/26 USD 3,709 EUR 3,208 (29)
HSBC Bank 11/20/26 USD 11,962 EUR 10,316 (58)
JPMorgan Chase 11/20/26 EUR 2,132 USD 2,477 8
Morgan Stanley 11/20/26 USD 2,063 EUR 1,782 (14)
RBC Dominion
Securities 10/23/26 USD 7,050 CAD 9,851 (75)
Standard Chartered 10/23/26 GBP 2,108 USD 2,851 5
Toronto-Dominion Bank 10/23/26 USD 7,054 CAD 9,851 (71)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (324)

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 1,308
T. Rowe Price Treasury Reserve Fund, 3.72% — — —++
Totals $ —# $ — $ 1,308+
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 120,258  ¤  ¤ $ 183,196
T. Rowe Price Treasury
Reserve Fund, 3.72% 200,171  ¤  ¤ 217,301
Total $ 400,497^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,308 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $400,497.

T. ROWE PRICE High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The High Yield Fund Inc.,
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE High Yield Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 46,383 $ — $ 46,383
Bank Loans — 151,048 58,158 209,206
Common Stocks 31,209 — — 31,209
Convertible Preferred Stocks 24,113 — 21,929 46,042
Corporate Bonds — 5,811,140 162 5,811,302
Preferred Stocks — — 49,162 49,162
Short-Term Investments 183,196 — — 183,196
Securities Lending Collateral 217,301 — — 217,301
Total Securities 455,819 6,008,571 129,411 6,593,801
Swaps — 129 — 129
Forward Currency Exchange
Contracts — 13 — 13
Total $ 455,819 $ 6,008,713 $ 129,411 $ 6,593,943
Liabilities
Swaps* $ — $ 262 $ — $ 262
Forward Currency Exchange
Contracts — 337 — 337
Total $ — $ 599 $ — $ 599
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2026, totaled $(511,000) for the period ended August 31, 2026. During the period, transfers into Level 3 resulted from a lack of observable market data for the security.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F57-054Q1 08/26
($000s)
Beginning
Balance
5/31/26
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
8/31/26
Investment in
Securities
Bank Loans $ 13,821 $ (427) $ 1,698 $ (17) $ 43,083 $ 58,158
Common Stocks — — — — — —
Convertible
Preferred Stocks 21,929 — — — — 21,929
Corporate Bonds 15,190 (3) 165 (15,190) — 162
Preferred Stocks 49,210 (48) — — — 49,162
Total $ 100,150 $ (478) $ 1,863 $ (15,207) $ 43,083 $ 129,411